Schedule of Bank Borrowings (Details) (Parenthetical)	Jun. 30, 2025		Dec. 31, 2024		Dec. 31, 2023	Aug. 03, 2023	Jun. 01, 2023	May 03, 2023	Aug. 03, 2022
Property Loan [Member]
Short-Term Debt [Line Items]
Interest rate					6.25%	1.98%		1.20%	1.68%
Property Loan [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate	1.98%	[1]	1.98%	[2]
Property Loan [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate	4.95%	[1]	4.95%	[2]
Singapore Over Night Rate Average [Member]
Short-Term Debt [Line Items]
Interest rate	3.92%		3.07%				2.00%
Bridging Loan [Member]
Short-Term Debt [Line Items]
Interest rate	2.25%	[3]	2.25%	[4]
Bank Facilities [Member] | Minimum [Member]
Short-Term Debt [Line Items]
Interest rate			5.15%
Bank Facilities [Member] | Maximum [Member]
Short-Term Debt [Line Items]
Interest rate			7.00%

[1]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity at January 2027 with annual interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of June 30, 2025 the SORA rate is 3.92% per annum.
[2]	The property loan with twenty-five years of term from February 2, 2002 to January 31, 2027 will maturity in January 2027 with interest rate at 1.68% for the per period from August 4, 2020 to August 3, 2022, 1.98% for the period from August 4, 2022 to August 3, 2023, and at 6.25% from August 4, 2023 and thereafter. The Company revised the loan on May 3, 2023 and the revised interest rate will be 1.20% plus compounded the Singapore Overnight Rate Average (SORA) reference rate for the period from June 1, 2023 to May 31, 2025, and at 2.00% plus compounded SORA reference rate for the period from June 1, 2025 and thereafter. As of December 31, 2024 the SORA rate is 3.07%.
[3]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will mature in October 2025 with the annual interest rate at 2.25%.
[4]	The bridging loan with five years of term from September 30, 2020 to September 29, 2025 will maturity in October 2025 with the interest rate at 2.25%.